Events after the Reporting Period - Additional Information (Detail)	1 Months Ended	6 Months Ended
	Jul. 31, 2023 shares	Jun. 30, 2023 shares	Feb. 09, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			1,007,894
Number of share options exercised		1,906,429
Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised	250,661
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued capital shares	30,000
Number of shares issued	250,661